Operating facility and loan and derivative assets and liabilities - Derivative liability (Details) - Interest rate swap $ in Thousands				12 Months Ended
	Jul. 01, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 21, 2020 USD ($) item	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jan. 31, 2020 USD ($)
Derivative liability
Derivative, credit swap term			5 years
Derivative, credit swap amount per each bank			$ 8,700
Derivaiive, number of banks | item			2
Derivative, credit swap amount	$ 15,887			$ 51,397	$ 12,861	$ 17,400
Derivative, Weighted average interest rate	1.65%			1.80%	1.65%
Derivative assets				$ 1,348
Derivative liability	$ 585				$ 333
Gain on change in fair value				$ 1,172	$ 252
Fixed interest rate
Derivative liability
Derivative, credit swap term		5 years	5 years
Derivative, credit swap amount		$ 43,750